Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Deficit

NOTE 4 – STOCKHOLDERS’ DEFICIT

The company has authorized and issued 6,458,657 common shares with a par value of $0.00 as of June 30, 2017 and December 31, 2016.

Under a 351 Exchange Agreement effective January 1, 2006, the former members of Pocket Shot, LLC agreed to contribute all of their membership interests in the LLC to The Pocket Shot Company, a Colorado corporation, in exchange for 4,943,657 shares of common stock, no par value per share, of the corporation in accordance with the terms and provisions of the agreement. Upon approval of the board of directors, the corporation has subsequently issued 675,000 shares of common stock at $0.50 per share and warrants to purchase 675,000 shares of common stock for $1 per share. The warrants have expired unexercised.

On June, 22, 2009, the board of directors approved the issuance of 50,000 shares of common stock to Michael Grove in consideration of past services as the Corporation’s consulting accountant.

In September, 2015, the company issued 790,000 common shares with a par value of $0.00 in exchange for $79,000.

NOTE 4 – STOCKHOLDERS’ DEFICIT

The company has authorized and issued 6,458,657 common shares with a par value of $0.00 as of December 31, 2015 and 2016.

Under a 351 Exchange Agreement effective January 1, 2006, the former members of Pocket Shot, LLC agreed to contribute all of their membership interests in the LLC to The Pocket Shot Company, a Colorado corporation, in exchange for 4,943,657 shares of common stock, no par value per share, of the corporation in accordance with the terms and provisions of the agreement. Upon approval of the board of directors, the corporation has subsequently issued 675,000 shares of common stock at $0.50 per share and warrants to purchase 675,000 shares of common stock for $1 per share. The warrants have expired unexercised.

On June, 22, 2009, the board of directors approved the issuance of 50,000 shares of common stock to Michael Grove in consideration of past services as the Corporation’s consulting accountant.

In September, 2015, the company issued 790,000 common shares with a par value of $0.00 in exchange for $79,000.